Schedule of key assumption used in valuation model (Details) - June 2026 convertible senior notes [member]	Sep. 30, 2026 $ / shares
IfrsStatementLineItems [Line Items]
Strike price	$ 27.40
Cap	41.36
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Stock price	13.16
Strike price	27.40
Cap	$ 41.36
Expected life	4 years 9 months
Risk-free interest rate	477.00%
Level 3 of fair value hierarchy [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Counterparty credit spread	0.45%
Level 3 of fair value hierarchy [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Counterparty credit spread	0.61%